Fair value measurement and financial risk management, Contingent Consideration and Impact of Key Unobservable Input Data (Details) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Fair value measurement and financial risk management [Abstract]
Contingent consideration relating to Amryt GmbH acquisition	$ 86,906,000	$ 53,048,000
Impact of Key Unobservable Input Data [Abstract]
Delay in launch period	6 months
Decrease in fair value due to delay in drug launch	$ 8,677,000
Estimated Revenue Forecast [Member]
Impact of Key Unobservable Input Data [Abstract]
Percentage of increase	10.00%
Increase in fair value	$ 6,079,000
Discount Factor [Member]
Impact of Key Unobservable Input Data [Abstract]
Percentage of increase	5.00%
Decrease in fair value	$ 15,656,000
Percentage of decrease	5.00%
Increase in fair value	$ 20,965,000